Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions
Related Party Transactions

13.Related Party Transactions

Names of the related party	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principal shareholder

Amounts due from/due to related party as of December 31, 2023 and June 30, 2024 were as follows:

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Amounts due from related party:
Hainan Huiliu	253	—	—
Amounts due to related party:
Hainan Huiliu	—	2,430	334

Transactions with related party for the June 30, 2023 and 2024:

	Six Months End June 30,
	2023	2024	2024
	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	21,693	19,671	2,707

The Company received labor recruitment services from Hainan Huiliu recorded labor recruitment cost in cost of revenues.